Business Combinations and Divestiture - Flow of Funds (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 16, 2021	Jun. 16, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reverse Recapitalization [Line Items]
Cash in trust with FAII as of the Closing Date of the Business Combination	$ 345,036
Cash used for redemptions of FAII Class A common stock	(89,877)
FAII transaction costs paid at closing	(25,821)
Cash inflow from Business Combination	229,338		$ 229,338	$ 0	$ 0
Wilco Holdco, Inc. transaction costs offset against proceeds	(19,233)
Net proceeds from FAII in Business Combination	210,105
Cash proceeds from PIPE investment	300,000		300,000	0	0
Cash payment to Wilco Holdco Series A Preferred stockholders		$ (59,000)	(59,000)	$ 0	$ 0
Wilco Holdco, Inc. transaction costs expensed during the year ended December 31, 2021			(5,543)
Net decrease in cash related to Business Combination, PIPE investment and debt repayments			$ (2,473)
Second lien subordinated loan
Schedule Of Reverse Recapitalization [Line Items]
Repayments of debt	(231,335)
First lien term loan
Schedule Of Reverse Recapitalization [Line Items]
Repayments of debt	$ (216,700)